Short-Term and Long-Term Restricted Cash and Investments Short-Term and Long-Term Restricted Cash and Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 657	$ 329
Restricted Cash and Cash Equivalents, Noncurrent	$ 263	297
United Kingdom Recognized Investment Exchanges [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Operating Costs Covered For Period	6 months
Dcm Dco Designation For Ice Futures United States [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Operating Costs Covered For Period	1 year
Other Regulated Entities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 13	6
ICE Clear Netherlands [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	11	12
Restricted Cash and Cash Equivalents, Noncurrent		24
DCM, DCO, SDR, and SEF Designated Entities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	142	42
Operating Costs and Expenses	142	49
Long-term Line of Credit		7
Ice Futures Europe [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	57
LIFFE [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	106	114
ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	87
Restricted Cash and Cash Equivalents, Noncurrent		100
SuperDerivatives [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	44
Combined Cds Guaranty Fund Contributions [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent		78
Futures and Options Products [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	100
CDS Products [Member] | Ice Clear Us [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent			$ 50
CDS Products [Member] | Ice Clear Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	50
CDS Products [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent	$ 50	28
Maximum [Member] | SuperDerivatives [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Escrow Period	18 months
EMIR Capital Requirement [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 274
DCM DCO Designation for ICE Clear Europe [Member] | ICE Clear Europe
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash and investments	$ 139	$ 107